Organization and Basis of Presentation (Details) - USD ($)		3 Months Ended				12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Organization and Basis of Presentation (Details) [Line Items]
Net loss attributable to Class A common stock	$ (1,820,365)	$ (6,361,265)	$ 32,547,000	$ (1,531,491)	$ (129,598,000)	$ (2,668,889)	$ 4,845,069
Net cash provided by (used in) operating activities		(2,263,438)		(10,151,989)		(8,716,717)	11,977,134
Cash and cash equivalents		2,894,103	5,634,115		8,022,306	5,634,115	8,022,306
Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) [Line Items]
Liquidity		30,100,000	36,900,000			36,900,000
Net loss attributable to Class A common stock		(6,359,000)		(15,225,000)		32,547,000	(129,598,000)
Net cash provided by (used in) operating activities		(8,430,000)		(14,313,000)		(38,849,000)	(71,644,000)
Cash and cash equivalents		$ 30,064,000	$ 36,949,000	$ 58,235,000	$ 62,715,000	36,949,000	$ 62,715,000
Heliogen, Inc. [Member]
Organization and Basis of Presentation (Details) [Line Items]
Net cash provided by (used in) operating activities						$ (38,800,000)